Liquidity and Management's Plans - Additional Information (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Liquidity And Management Plans [Line Items]
Net cash provided by (used in) operating activities		$ (1,889,000)		$ (1,317,000)	$ (3,434,000)	$ (8,530,000)		$ (7,176,000)		$ (11,865,000)
Cash and cash equivalents		$ 3,020,000			658,000			$ 4,909,000	$ 658,000	$ 1,535,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Liquidity And Management Plans [Line Items]
Net cash provided by (used in) operating activities	$ (4,738,422)		$ (3,834,245)				$ (14,728,138)		(11,950,856)
Cash and cash equivalents	$ 6,219,831				$ 3,665,032		$ 12,657,178		$ 3,665,032